Schedule of Warrant Outstanding (Details) - $ / shares	Dec. 31, 2025	Dec. 05, 2025
IfrsStatementLineItems [Line Items]
Strike Price		$ 9.852
HP Advisory Warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 1.65
Expiry	4 Jul 2029
Warrants outstanding	13,906
Implied Ordinary shares	398
BPLLC Warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 3.33
Expiry	31 Dec 2030
Warrants outstanding	71,429
Implied Ordinary shares	71,429
January 2025 Tranche Warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 4.28
Expiry	10 Jan 2027
Warrants outstanding	130,978
Implied Ordinary shares	130,978
March 2025 Tranche Warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 4.28
Expiry	3 Mar 2028
Warrants outstanding	163,680
Implied Ordinary shares	163,680
Pre funded warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 0.0035
Expiry	No expiry
Warrants outstanding	381,267
Implied Ordinary shares	381,267
Exercise price one warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 3.50
Expiry	25 Jul 2028
Warrants outstanding	1,393,500
Implied Ordinary shares	1,393,500
Exercise price two warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 5.00
Expiry	25 Jul 2028
Warrants outstanding	811,165
Implied Ordinary shares	811,165
Other pre funded warrant [member]
IfrsStatementLineItems [Line Items]
Strike Price	$ 0.00
Expiry	No expiry
Warrants outstanding	47,943
Implied Ordinary shares	47,943